UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of July 31, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2010.

JPMorgan International Equity Index Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF JULY 31, 2010 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks – 92.4%
		Australia – 3.7%
13		AGL Energy Ltd. (m)	177
74		Alumina Ltd. (c)	104
36		Amcor Ltd. (m)	214
60		AMP Ltd. (m)	289
12		Aristocrat Leisure Ltd. (c)	36
18		Arrow Energy Ltd. (a) (c)	74
86		Asciano Group (a) (m)	133
5		ASX Ltd. (m)	133
74		Australia & New Zealand Banking Group Ltd. (m)	1,559
31		AXA Asia Pacific Holdings Ltd. (m)	150
10		Bendigo and Adelaide Bank Ltd. (c)	76
449		BGP Holdings Beneficial Interest Share (a) (m)	–
99		BHP Billiton Ltd. (m)	3,592
6		Billabong International Ltd. (m)	49
54		BlueScope Steel Ltd. (a) (m)	117
18		Boral Ltd. (m)	68
41		Brambles Ltd. (m)	203
4		Caltex Australia Ltd. (c)	38
51		CFS Retail Property Trust (m)	87
16		Coca-Cola Amatil Ltd. (c)	171
2		Cochlear Ltd. (c)	106
45		Commonwealth Bank of Australia (m)	2,154
13		Computershare Ltd. (m)	120
13		Crown Ltd. (c)	96
16		CSL Ltd. (m)	491
45		CSR Ltd. (m)	70
9		Dart Energy Ltd. (a) (c)	6
140		Dexus Property Group (m)	104
11		DuluxGroup Ltd. (a) (m)	24
2		Energy Resources of Australia Ltd. (c)	25
63		Fairfax Media Ltd. (c)	83
37		Fortescue Metals Group Ltd. (a) (m)	144
57		Foster's Group Ltd. (c)	295
40		Goodman Fielder Ltd. (c)	48
183		Goodman Group (m)	102
52		GPT Group (m)	135
16		Harvey Norman Holdings Ltd. (m)	49
48		Incitec Pivot Ltd. (m)	142
61		Insurance Australia Group Ltd. (c)	188
66		Intoll Group (m)	88
4		Leighton Holdings Ltd. (c)	107
16		Lend Lease Group (m)	104
10		Macquarie Group Ltd.	333
22		MAp Group (m)	60
22		Metcash Ltd. (c)	89
88		Mirvac Group (c)	106
62		National Australia Bank Ltd. (m)	1,421
14		Newcrest Mining Ltd. (m)	424
40		OneSteel Ltd. (c)	108
11		Orica Ltd. (m)	243
26		Origin Energy Ltd. (m)	362
95		OZ Minerals Ltd. (a) (m)	106
20		Paladin Energy Ltd. (a) (c)	71
33		Qantas Airways Ltd. (a) (m)	73
30		QBE Insurance Group Ltd.	455
13		Rio Tinto Ltd. (c)	829
25		Santos Ltd.	296
5		Sims Metal Management Ltd. (m)	78
11		Sonic Healthcare Ltd. (m)	101
40		SP AusNet (m)	29
70		Stockland (m)	241
37		Suncorp-Metway Ltd. (m)	283
18		TABCORP Holdings Ltd. (m)	109
37		Tatts Group Ltd. (m)	82
128		Telstra Corp., Ltd. (m)	372
20		Toll Holdings Ltd. (m)	105
37		Transurban Group (m)	152
30		Wesfarmers Ltd. (m)	832
4		Wesfarmers Ltd. (m)	127
64		Westfield Group (m)	713
88		Westpac Banking Corp. (m)	1,903
16		Woodside Petroleum Ltd. (m)	605
36		Woolworths Ltd. (m)	849
6		WorleyParsons Ltd. (c)	119

			23,627
		Austria – 1.4%
56		Erste Group Bank AG (m)	2,227
292		IMMOFINANZ AG (a) (m)	960
44		OMV AG (m)	1,472
16		Raiffeisen International Bank Holding AG (c)	724
98		Telekom Austria AG (m)	1,261
22		Verbund AG (c)	794
11		Vienna Insurance Group (m)	541
32		Voestalpine AG (c)	1,036

			9,015
		Belgium – 1.7%
264		Ageas (c)	723
85		Anheuser-Busch InBev N.V. (m)	4,523
18		Belgacom S.A. (m)	644
3		Cie Nationale a Portefeuille (c)	159
2		Colruyt S.A. (m)	441
12		Delhaize Group S.A. (m)	882
66		Dexia S.A. (a) (m)	322
10		Groupe Bruxelles Lambert S.A. (m)	745
19		KBC Groep N.V. (a) (m)	837
3		Mobistar S.A. (m)	182
7		Solvay S.A. (m)	692
12		UCB S.A. (m)	384
14		Umicore (m)	456

			10,990
		Bermuda – 0.1%
34		Seadrill Ltd. (m)	791

		Brazil – 0.2%
16		BM&FBovespa S.A. (m)	115
34		Petroleo Brasileiro S.A. (m)	615
17		Vale S.A. (m)	478

			1,208
		Chile – 0.8%
3,253		Banco Santander Chile (m)	259
10		CAP S.A. (m)	382
50		Centros Comerciales Sudamericanos S.A. (m)	256
6		Cia Cervecerias Unidas S.A., ADR (c)(m)	307
7		Embotelladora Andina S.A., Class B, ADR (c) (m)	187
330		Empresa Nacional de Electricidad S.A. (m)	543
8		Empresas CMPC S.A. (m)	372
44		Empresas COPEC S.A. (m)	722
36		Enersis S.A., ADR (c) (m)	755
333		Enersis S.A. (m)	138
10		Lan Airlines S.A. (m)	234
66		SACI Falabella (m)	518
9		Sociedad Quimica y Minera de Chile S.A., Class B (m)	326

			4,999
		China – 0.6%
262		Bank of China Ltd., Class H (m)	139
26		BBMG Corp., Class H (m)	30
94		BYD Co., Ltd., Class H (m)	646
468		China Construction Bank Corp., Class H (m)	398
75		China Life Insurance Co., Ltd., Class H (m)	335
410		Datang International Power Generation Co., Ltd., Class H (m)	176
46		Foxconn International Holdings Ltd. (a) (m)	32
226		Huaneng Power International, Inc., Class H (c)	132
286		Industrial & Commercial Bank of China, Class H (m)	219
48		Lenovo Group Ltd. (m)	31
431		PetroChina Co., Ltd., Class H (m)	493
91		Shui On Land Ltd. (m)	42
74		Tingyi Cayman Islands Holding Corp. (m)	188
41		Yangzijiang Shipbuilding Holdings Ltd. (m)	44
167		Yanzhou Coal Mining Co., Ltd., Class H (c)	361
361		Zhejiang Expressway Co., Ltd., Class H (m)	341

			3,607
		Cyprus – 0.1%
144		Bank of Cyprus Public Co., Ltd. (m)	776
–	(h)	Prosafe Production Public Ltd. (a) (m)	1
–	(h)	ProSafe SE (m)	1

			778
		Denmark – 1.2%
–	(h)	A.P. Moller - Maersk A/S, Class A (m)	345
–	(h)	A.P. Moller - Maersk A/S, Class B (m)	851
8		Carlsberg A/S, Class B (m)	719
2		Coloplast A/S, Class B (m)	182
35		Danske Bank A/S (a) (m)	811
16		DSV A/S (m)	287
33		Novo Nordisk A/S, Class B (m)	2,830
4		Novozymes A/S, Class B (m)	451
2		Tryg A/S (c)	118
15		Vestas Wind Systems A/S (a) (m)	751
2		William Demant Holding A/S (a) (m)	132

			7,477
		Finland – 0.9%
7		Elisa OYJ (a) (m)	138
23		Fortum OYJ (m)	542
3		Kesko OYJ, Class B (m)	130
8		Kone OYJ, Class B (m)	371
7		Metso OYJ (m)	264
6		Neste Oil OYJ (m)	94
196		Nokia OYJ (m)	1,843
6		Nokian Renkaat OYJ (c)	159
5		Orion OYJ, Class B (m)	92
7		Outokumpu OYJ (c)	110
7		Pohjola Bank plc (m)	92
4		Rautaruukki OYJ (c)	71
22		Sampo OYJ, Class A (m)	539
4		Sanoma OYJ (c)	88
30		Stora Enso OYJ, Class R (c)	245
27		UPM-Kymmene OYJ (m)	394
4		Wartsila OYJ (m)	219

			5,391
		France – 9.6%
10		Accor S.A. (m)	314
2		Aeroports de Paris (m)	148
12		Air France-KLM (a) (m)	179
23		Air Liquide S.A. (m)	2,590
151		Alcatel-Lucent (a) (m)	452
13		Alstom S.A. (m)	702
3		Atos Origin S.A. (a) (m)	126
112		AXA S.A. (m)	2,055
1		BioMerieux (m)	79
62		BNP Paribas (m)	4,229
15		Bouygues S.A. (m)	635
3		Bureau Veritas S.A. (m)	196
10		Cap Gemini S.A. (c)	452
39		Carrefour S.A. (m)	1,798
4		Casino Guichard Perrachon S.A. (m)	315
4		Christian Dior S.A. (m)	451
25		Cie de St-Gobain (m)	1,068
9		Cie Generale de Geophysique-Veritas (a) (m)	179
13		Cie Generale d'Optique Essilor International S.A. (m)	837
10		CNP Assurances (m)	201
10		Compagnie Generale des Etablissements Michelin, Class B (m)	734
61		Credit Agricole S.A. (m)	828
38		Danone (m)	2,129
4		Dassault Systemes S.A. (c)	248
10		Edenred (a) (c)	171
17		EDF S.A. (m)	719
3		Eiffage S.A. (m)	135
–	(h)	Eramet (c)	86
2		Eurazeo (m)	122
7		Eutelsat Communications (m)	244
2		Fonciere Des Regions (m)	144
121		France Telecom S.A. (m)	2,530
81		GDF Suez (m)	2,690
1		Gecina S.A. (m)	124
31		Groupe Eurotunnel S.A. (c)	230
3		Hermes International (m)	591
2		ICADE (m)	144
1		Iliad S.A. (c)	92
2		Imerys S.A. (m)	132
2		Ipsen S.A. (c)	61
4		JC Decaux S.A. (a) (c)	112
6		Klepierre (m)	189
13		Lafarge S.A. (m)	711
8		Lagardere S.C.A. (m)	285
9		Legrand S.A. (m)	280
16		L'Oreal S.A. (m)	1,642
16		LVMH Moet Hennessy Louis Vuitton S.A. (m)	1,951
4		Metropole Television S.A. (m)	95
57		Natixis (a) (c)	303
2		Neopost S.A. (c)	161
9		PagesJaunes Groupe (c)	95
13		Pernod-Ricard S.A.	1,009
10		Peugeot S.A. (a) (m)	295
5		PPR (m)	663
8		Publicis Groupe S.A. (m)	380
13		Renault S.A. (a) (m)	561
11		Safran S.A. (m)	294
69		Sanofi-Aventis S.A. (m)	4,000
15		Schneider Electric S.A. (m)	1,776
12		SCOR SE (m)	269
2		Societe BIC S.A. (m)	133
–	(h)	Societe Des Autoroutes Paris-Rhin-Rhone (m)	6
41		Societe Generale (m)	2,356
8		Societe Television Francaise 1 (c)	122
6		Sodexo (m)	399
18		Suez Environnement Co. (m)	328
6		Technip S.A. (m)	425
6		Thales S.A. (m)	199
138		Total S.A. (m)	6,944
6		Unibail-Rodamco SE (m)	1,172
7		Vallourec S.A. (m)	689
23		Veolia Environnement (m)	599
28		Vinci S.A. (m)	1,377
80		Vivendi S.A. (m)	1,929

			60,909
		Germany – 11.8%
22		Adidas AG (m)	1,184
47		Allianz SE (m)	5,505
96		BASF SE (m)	5,616
86		Bayer AG (m)	4,972
35		Bayerische Motoren Werke AG (m)	1,862
10		Beiersdorf AG (m)	622
8		Celesio AG (m)	183
74		Commerzbank AG (a) (c)	669
5		Continental AG (a) (m)	332
94		Daimler AG (a) (m)	5,092
65		Deutsche Bank AG (m)	4,532
20		Deutsche Boerse AG (m)	1,426
28		Deutsche Lufthansa AG (a) (m)	453
88		Deutsche Post AG (m)	1,542
9		Deutsche Postbank AG (a) (m)	291
296		Deutsche Telekom AG (m)	3,978
188		E.ON AG (m)	5,628
4		Fraport AG Frankfurt Airport Services Worldwide (m)	200
20		Fresenius Medical Care AG & Co. KGaA (m)	1,114
3		Fresenius SE (m)	205
17		GEA Group AG (m)	388
6		Hannover Rueckversicherung AG (m)	298
15		HeidelbergCement AG (m)	739
14		Henkel AG & Co. KGaA (m)	563
5		Hochtief AG (m)	306
114		Infineon Technologies AG (a) (c)	768
15		K+S AG (m)	799
18		Linde AG (m)	2,076
11		MAN SE (m)	1,025
7		Merck KGaA (m)	597
13		Metro AG (m)	749
21		Muenchener Rueckversicherungs AG (m)	2,858
1		Puma AG Rudolf Dassler Sport (m)	159
44		RWE AG (m)	3,089
4		Salzgitter AG (m)	289
90		SAP AG (m)	4,093
86		Siemens AG (m)	8,409
7		Suedzucker AG (m)	130
35		ThyssenKrupp AG (m)	1,034
15		TUI AG (a) (m)	154
12		United Internet AG (c)	152
3		Volkswagen AG (m)	292
2		Wacker Chemie AG (m)	262

			74,635
		Greece – 1.2%
129		Alpha Bank AE (a) (m)	980
46		Coca Cola Hellenic Bottling Co. S.A. (m)	1,095
82		EFG Eurobank Ergasias S.A. (a) (m)	632
62		Hellenic Telecommunications Organization S.A. (m)	508
154		National Bank of Greece S.A. (a) (m)	2,252
57		OPAP S.A. (m)	844
85		Piraeus Bank S.A. (a) (m)	565
30		Public Power Corp. S.A. (m)	475

			7,351
		Hong Kong – 0.9%
4		ASM Pacific Technology Ltd. (m)	40
32		Bank of East Asia Ltd. (m)	125
118		Belle International Holdings Ltd. (m)	182
78		BOC Hong Kong Holdings Ltd. (m)	200
25		Cathay Pacific Airways Ltd. (m)	56
29		Cheung Kong Holdings Ltd. (m)	352
10		Cheung Kong Infrastructure Holdings Ltd. (m)	37
60		China Mobile Ltd. (m)	614
–	(h)	China Mobile Ltd., ADR (m)	17
1		Chinese Estates Holdings Ltd. (m)	2
40		CLP Holdings Ltd. (m)	298
24		CNOOC Ltd. (m)	40
24		Esprit Holdings Ltd. (m)	152
17		Hang Lung Group Ltd. (m)	100
44		Hang Lung Properties Ltd. (m)	184
16		Hang Seng Bank Ltd. (m)	221
23		Henderson Land Development Co., Ltd. (m)	143
91		Hong Kong & China Gas Co., Ltd. (m)	228
21		Hong Kong Exchanges and Clearing Ltd. (m)	353
29		Hongkong Electric Holdings Ltd. (m)	176
2		Hopewell Highway Infrastructure Ltd. (m)	2
12		Hopewell Holdings Ltd. (m)	37
6		Hutchison Telecommunications Hong Kong Holdings Ltd. (m)	1
45		Hutchison Whampoa Ltd. (m)	299
13		Hysan Development Co., Ltd. (m)	40
15		Kerry Properties Ltd. (m)	76
48		Li & Fung Ltd. (m)	222
13		Lifestyle International Holdings Ltd. (m)	27
46		Link REIT (The) (m)	120
62		Mongolia Energy Co., Ltd. (a) (m)	23
30		MTR Corp. (m)	105
54		New World Development Ltd. (m)	96
80		Noble Group Ltd. (m)	98
18		NWS Holdings Ltd. (m)	34
5		Orient Overseas International Ltd. (a) (m)	41
76		PCCW Ltd. (m)	23
28		Shangri-La Asia Ltd. (m)	57
36		Sino Land Co., Ltd. (m)	69
30		Sun Hung Kai Properties Ltd. (m)	435
16		Swire Pacific Ltd., Class A (m)	200
6		Television Broadcasts Ltd. (m)	26
29		Wharf Holdings Ltd. (m)	161
20		Wheelock & Co., Ltd. (m)	62
4		Wing Hang Bank Ltd. (m)	43
16		Yue Yuen Industrial Holdings Ltd. (m)	50

			5,867
		Hungary – 0.8%
146		Magyar Telekom Telecommunications plc (m)	450
16		MOL Hungarian Oil and Gas plc (a) (m)	1,421
85		OTP Bank plc (a) (m)	2,046
4		Richter Gedeon Nyrt. (m)	859

			4,776
		India – 0.7%
3		Bharat Heavy Electricals Ltd. (m)	138
4		Housing Development Finance Corp., Ltd. (m)	267
7		ICICI Bank Ltd., ADR (c) (m)	289
8		Infosys Technologies Ltd. (m)	495
119		ITC Ltd., GDR (m)	794
5		Larsen & Toubro Ltd., GDR (m)	182
9		Mahindra & Mahindra Ltd. (m)	123
33		NTPC Ltd. (m)	142
7		Oil & Natural Gas Corp., Ltd. (m)	184
12		Ranbaxy Laboratories Ltd., GDR (a) (m)	120
30		Reliance Industries Ltd. (m)	648
6		Reliance Industries Ltd., GDR (e) (m)	240
43		Sterlite Industries India Ltd. (m)	161
4		Sun Pharmaceutical Industries Ltd. (m)	158
3		Tata Power Co., Ltd. (a) (m)	87
122		United Phosphorus Ltd. (m)	484

			4,512
		Ireland – 0.8%
4		Allied Irish Banks plc (a) (m)	5
144		CRH plc (m)	2,993
82		Elan Corp. plc (a) (m)	386
23		Elan Corp. plc, ADR (a) (m)	110
25		Experian plc (m)	250
7		Grafton Group plc (m)	26
13		James Hardie Industries SE (a) (m)	76
30		Kerry Group plc, Class A (m)	957
35		Ryanair Holdings plc (a) (m)	175
14		Shire plc (m)	318

			5,296
		Israel – 0.6%
50		Bank Hapoalim BM (a) (m)	203
60		Bank Leumi Le-Israel BM (a) (m)	254
88		Bezeq Israeli Telecommunication Corp., Ltd. (m)	194
3		Cellcom Israel Ltd. (m)	76
–	(h)	Delek Group Ltd. (m)	47
1		Discount Investment Corp. (m)	24
1		Elbit Systems Ltd. (m)	65
22		Israel Chemicals Ltd. (m)	277
–	(h)	Israel Corp., Ltd. (The) (a) (m)	88
27		Israel Discount Bank Ltd., Class A (a) (m)	50
–	(h)	Koor Industries Ltd. (m)	–	(h)
12		Makhteshim-Agan Industries Ltd. (m)	42
85		Migdal Insurance & Financial Holding Ltd. (m)	144
6		Mizrahi Tefahot Bank Ltd. (a) (m)	51
3		NICE Systems Ltd. (a) (m)	90
3		Ormat Industries (m)	23
4		Partner Communications Co., Ltd. (m)	72
16		Teva Pharmaceutical Industries Ltd. (m)	788
31		Teva Pharmaceutical Industries Ltd., ADR (m)	1,516

			4,004
		Italy – 7.9%
196		A2A S.p.A. (c)	293
208		Assicurazioni Generali S.p.A. (m)	4,187
43		Atlantia S.p.A. (m)	846
21		Autogrill S.p.A. (a) (m)	259
102		Banca Carige S.p.A. (m)	228
396		Banca Monte dei Paschi di Siena S.p.A. (a) (m)	520
71		Banca Popolare di Milano Scarl (m)	374
114		Banco Popolare SC (m)	727
11		Beni Stabili S.p.A. (a) (m)	9
1,175		Enel S.p.A. (m)	5,760
464		ENI S.p.A. (m)	9,474
11		Exor S.p.A. (m)	228
136		Fiat S.p.A. (m)	1,747
72		Finmeccanica S.p.A. (m)	794
1,374		Intesa Sanpaolo S.p.A. (m)	4,534
167		Intesa Sanpaolo S.p.A. (m)	433
21		Luxottica Group S.p.A. (m)	541
127		Mediaset S.p.A. (m)	815
85		Mediobanca S.p.A. (a) (m)	759
39		Mediolanum S.p.A. (c)	171
308		Parmalat S.p.A. (m)	745
42		Pirelli & C. S.p.A. (m)	297
32		Prysmian S.p.A. (m)	546
47		Saipem S.p.A. (m)	1,694
256		Snam Rete Gas S.p.A. (m)	1,199
1		Telecom Italia Media S.p.A. (a) (m)	–	(h)
1,668		Telecom Italia S.p.A. (m)	2,123
1,078		Telecom Italia S.p.A. RNC (m)	1,120
233		Terna Rete Elettrica Nazionale S.p.A. (m)	967
2,646		UniCredit S.p.A. (m)	7,399
105		UniCredit S.p.A. (m)	298
108		Unione di Banche Italiane ScpA (m)	1,162

			50,249
		Japan – 17.8%
19		77 Bank Ltd. (The) (m)	99
2		ABC-Mart, Inc. (m)	52
2		Acom Co., Ltd. (m)	29
9		Advantest Corp. (m)	186
32		Aeon Co., Ltd. (m)	346
4		Aeon Credit Service Co., Ltd. (m)	43
4		Aeon Mall Co., Ltd. (m)	96
8		Aiful Corp. (a) (m)	12
6		Air Water, Inc. (m)	65
10		Aisin Seiki Co., Ltd. (m)	278
35		Ajinomoto Co., Inc. (m)	331
2		Alfresa Holdings Corp. (m)	92
41		All Nippon Airways Co., Ltd. (a) (m)	139
18		Amada Co., Ltd. (m)	118
33		Aozora Bank Ltd. (m)	44
5		Arrk Corp. (a) (m)	5
20		Asahi Breweries Ltd. (m)	362
54		Asahi Glass Co., Ltd. (m)	554
67		Asahi Kasei Corp. (m)	352
7		Asics Corp. (m)	69
24		Astellas Pharma, Inc. (m)	818
18		Bank of Kyoto Ltd. (The) (m)	150
62		Bank of Yokohama Ltd. (The) (m)	285
3		Benesse Holdings, Inc. (m)	153
33		Bridgestone Corp. (m)	596
11		Brother Industries Ltd. (m)	118
4		Canon Marketing Japan, Inc. (m)	52
60		Canon, Inc. (m)	2,594
10		Casio Computer Co., Ltd. (c)	70
–	(h)	Central Japan Railway Co. (m)	651
40		Chiba Bank Ltd. (The) (m)	243
9		Chiyoda Corp. (m)	65
35		Chubu Electric Power Co., Inc. (m)	875
11		Chugai Pharmaceutical Co., Ltd. (m)	191
8		Chugoku Bank Ltd. (The) (m)	93
16		Chugoku Electric Power Co., Inc. (The) (m)	335
51		Chuo Mitsui Trust Holdings, Inc. (m)	181
10		Citizen Holdings Co., Ltd. (m)	60
3		Coca-Cola West Co., Ltd. (m)	60
32		Cosmo Oil Co., Ltd. (m)	76
9		Credit Saison Co., Ltd. (m)	113
30		Dai Nippon Printing Co., Ltd. (m)	366
12		Daicel Chemical Industries Ltd. (m)	88
16		Daido Steel Co., Ltd. (m)	76
11		Daihatsu Motor Co., Ltd. (m)	129
–	(h)	Dai-ichi Life Insurance Co., Ltd. (The) (m)	600
36		Daiichi Sankyo Co. Ltd. (m)	669
12		Daikin Industries Ltd. (m)	456
1		Dainippon Screen Manufacturing Co., Ltd. (a) (m)	5
6		Dainippon Sumitomo Pharma Co., Ltd. (m)	44
4		Daito Trust Construction Co., Ltd. (m)	204
25		Daiwa House Industry Co., Ltd. (m)	249
88		Daiwa Securities Group, Inc. (m)	382
4		Dena Co., Ltd. (m)	106
22		Denki Kagaku Kogyo KK (m)	113
26		Denso Corp. (m)	738
8		Dentsu, Inc. (m)	207
1		DIC Corp. (m)	1
11		Dowa Holdings Co., Ltd. (m)	56
18		East Japan Railway Co. (m)	1,157
14		Eisai Co., Ltd. (m)	467
6		Electric Power Development Co., Ltd. (m)	177
10		Elpida Memory, Inc. (a) (m)	150
4		FamilyMart Co., Ltd. (m)	127
10		Fanuc Ltd. (m)	1,198
3		Fast Retailing Co., Ltd. (m)	440
31		Fuji Electric Holdings Co., Ltd. (m)	86
33		Fuji Heavy Industries Ltd. (a) (m)	181
–	(h)	Fuji Media Holdings, Inc. (m)	45
25		FUJIFILM Holdings Corp. (m)	773
100		Fujitsu Ltd. (m)	710
37		Fukuoka Financial Group, Inc. (m)	153
36		Furukawa Electric Co., Ltd. (m)	162
18		GS Yuasa Corp. (c)	116
19		Gunma Bank Ltd. (The) (m)	100
25		Hachijuni Bank Ltd. (The) (m)	143
1		Hakuhodo DY Holdings, Inc. (m)	72
58		Hankyu Hanshin Holdings, Inc. (m)	262
14		Hino Motors Ltd. (m)	61
2		Hirose Electric Co., Ltd. (m)	158
23		Hiroshima Bank Ltd. (The) (m)	90
3		Hisamitsu Pharmaceutical Co., Inc. (m)	124
5		Hitachi Chemical Co., Ltd. (m)	105
6		Hitachi Construction Machinery Co., Ltd. (m)	112
3		Hitachi High-Technologies Corp. (m)	52
240		Hitachi Ltd. (a) (m)	996
9		Hitachi Metals Ltd. (m)	102
10		Hokkaido Electric Power Co., Inc. (m)	206
66		Hokuhoku Financial Group, Inc. (m)	117
9		Hokuriku Electric Power Co. (m)	199
87		Honda Motor Co., Ltd. (m)	2,759
23		Hoya Corp. (m)	539
7		Ibiden Co., Ltd. (m)	211
1		Idemitsu Kosan Co., Ltd. (m)	74
61		IHI Corp. (m)	107
–	(h)	Inpex Corp. (c)	196
19		Isetan Mitsukoshi Holdings Ltd. (m)	181
66		Isuzu Motors Ltd. (m)	194
3		Ito En Ltd. (c)	42
80		ITOCHU Corp. (m)	622
2		Itochu Techno-Solutions Corp. (m)	60
14		Iyo Bank Ltd. (The) (m)	124
27		J. Front Retailing Co., Ltd. (m)	122
2		Jafco Co., Ltd. (m)	36
2		Japan Petroleum Exploration Co. (m)	71
–	(h)	Japan Prime Realty Investment Corp. (m)	90
–	(h)	Japan Real Estate Investment Corp. (m)	212
–	(h)	Japan Retail Fund Investment Corp. (m)	91
15		Japan Steel Works Ltd. (The) (m)	145
–	(h)	Japan Tobacco, Inc. (m)	769
24		JFE Holdings, Inc. (m)	753
12		JGC Corp. (m)	195
30		Joyo Bank Ltd. (The) (m)	121
13		JS Group Corp. (m)	254
10		JSR Corp. (m)	168
10		JTEKT Corp. (m)	99
–	(h)	Jupiter Telecommunications Co., Ltd. (m)	117
118		JX Holdings, Inc. (a) (m)	641
43		Kajima Corp. (m)	102
13		Kamigumi Co., Ltd. (m)	106
18		Kaneka Corp. (m)	110
40		Kansai Electric Power Co., Inc. (The) (m)	977
13		Kansai Paint Co., Ltd. (m)	110
29		Kao Corp. (m)	688
70		Kawasaki Heavy Industries Ltd. (m)	175
36		Kawasaki Kisen Kaisha Ltd. (a) (m)	154
–	(h)	KDDI Corp. (m)	751
24		Keihin Electric Express Railway Co., Ltd. (m)	225
28		Keio Corp. (m)	188
16		Keisei Electric Railway Co., Ltd. (m)	96
2		Keyence Corp. (m)	506
9		Kikkoman Corp. (m)	93
8		Kinden Corp. (m)	74
83		Kintetsu Corp. (c)	266
46		Kirin Holdings Co., Ltd. (m)	610
125		Kobe Steel Ltd. (m)	261
6		Koito Manufacturing Co., Ltd. (m)	87
50		Komatsu Ltd. (m)	1,055
4		Konami Corp. (m)	60
24		Konica Minolta Holdings, Inc. (m)	257
61		Kubota Corp. (m)	484
17		Kuraray Co., Ltd. (m)	213
6		Kurita Water Industries Ltd. (m)	166
9		Kyocera Corp. (m)	772
15		Kyowa Hakko Kirin Co., Ltd. (m)	150
21		Kyushu Electric Power Co., Inc. (m)	466
3		Lawson, Inc. (m)	128
1		Mabuchi Motor Co., Ltd. (m)	50
6		Makita Corp. (m)	166
88		Marubeni Corp. (m)	471
10		Marui Group Co., Ltd. (m)	67
2		Maruichi Steel Tube Ltd. (m)	40
5		Matsui Securities Co., Ltd. (c)	31
85		Mazda Motor Corp. (m)	205
4		McDonald's Holdings Co., Japan Ltd. (m)	92
6		Medipal Holdings Corp. (m)	74
3		MEIJI Holdings Co., Ltd. (m)	145
19		Minebea Co., Ltd. (m)	104
65		Mitsubishi Chemical Holdings Corp. (m)	335
72		Mitsubishi Corp. (m)	1,546
104		Mitsubishi Electric Corp. (m)	901
63		Mitsubishi Estate Co., Ltd. (m)	892
21		Mitsubishi Gas Chemical Co., Inc. (m)	117
162		Mitsubishi Heavy Industries Ltd. (m)	608
7		Mitsubishi Logistics Corp. (m)	77
60		Mitsubishi Materials Corp. (a) (m)	160
204		Mitsubishi Motors Corp. (a) (c)	265
13		Mitsubishi Tanabe Pharma Corp. (m)	190
671		Mitsubishi UFJ Financial Group, Inc. (m)	3,322
3		Mitsubishi UFJ Lease & Finance Co., Ltd. (m)	112
92		Mitsui & Co., Ltd. (m)	1,176
43		Mitsui Chemicals, Inc. (m)	127
43		Mitsui Engineering & Shipbuilding Co., Ltd. (m)	90
45		Mitsui Fudosan Co., Ltd. (m)	662
34		Mitsui Mining & Smelting Co., Ltd. (m)	92
61		Mitsui OSK Lines Ltd. (m)	413
4		Mitsumi Electric Co., Ltd. (m)	65
727		Mizuho Financial Group, Inc. (m)	1,178
23		Mizuho Securities Co., Ltd. (m)	52
93		Mizuho Trust & Banking Co., Ltd. (a) (m)	78
29		MS&AD Insurance Group Holdings (m)	633
11		Murata Manufacturing Co., Ltd. (m)	539
8		Namco Bandai Holdings, Inc. (m)	74
139		NEC Corp. (m)	374
14		NGK Insulators Ltd. (m)	230
9		NGK Spark Plug Co., Ltd. (m)	122
7		NHK Spring Co., Ltd. (m)	64
6		Nidec Corp. (m)	551
17		Nikon Corp. (m)	301
5		Nintendo Co., Ltd. (m)	1,462
–	(h)	Nippon Building Fund, Inc. (m)	213
18		Nippon Electric Glass Co., Ltd. (m)	229
47		Nippon Express Co., Ltd. (m)	190
8		Nippon Meat Packers, Inc. (m)	108
6		Nippon Paper Group, Inc. (m)	152
28		Nippon Sheet Glass Co., Ltd. (m)	69
270		Nippon Steel Corp. (m)	922
28		Nippon Telegraph & Telephone Corp. (m)	1,144
79		Nippon Yusen KK (m)	334
36		Nishi-Nippon City Bank Ltd. (The) (m)	105
6		Nissan Chemical Industries Ltd. (m)	71
132		Nissan Motor Co., Ltd. (a) (m)	1,008
2		Nissha Printing Co., Ltd. (c)	43
9		Nisshin Seifun Group, Inc. (m)	110
43		Nisshin Steel Co., Ltd. (m)	72
7		Nisshinbo Holdings, Inc. (m)	70
4		Nissin Foods Holdings Co., Ltd. (m)	126
2		Nitori Co., Ltd. (m)	167
9		Nitto Denko Corp. (m)	299
75		NKSJ Holdings, Inc. (a) (m)	437
5		NOK Corp. (m)	78
186		Nomura Holdings, Inc. (m)	1,047
6		Nomura Real Estate Holdings, Inc. (m)	74
–	(h)	Nomura Real Estate Office Fund, Inc. (m)	53
5		Nomura Research Institute Ltd. (m)	105
22		NSK Ltd. (m)	158
26		NTN Corp. (m)	111
–	(h)	NTT Data Corp. (m)	240
1		NTT DoCoMo, Inc. (m)	1,295
–	(h)	NTT Urban Development Corp. (m)	52
31		Obayashi Corp. (m)	134
–	(h)	Obic Co., Ltd. (m)	79
33		Odakyu Electric Railway Co., Ltd. (c)	301
44		OJI Paper Co., Ltd. (m)	213
11		Olympus Corp. (m)	305
11		Omron Corp. (m)	272
5		Ono Pharmaceutical Co., Ltd. (m)	194
1		Onward Holdings Co., Ltd. (m)	7
2		Oracle Corp. Japan (m)	87
2		Oriental Land Co., Ltd. (m)	205
5		ORIX Corp. (m)	431
104		Osaka Gas Co., Ltd. (m)	384
1		Otsuka Corp. (m)	65
104		Panasonic Corp. (m)	1,375
19		Panasonic Electric Works Co., Ltd. (m)	239
1		Pioneer Corp. (a) (m)	3
–	(h)	Promise Co., Ltd. (c)	–	(h)
–	(h)	Rakuten, Inc. (m)	291
32		Resona Holdings, Inc. (m)	351
36		Ricoh Co., Ltd. (m)	499
2		Rinnai Corp. (m)	102
5		Rohm Co., Ltd. (m)	321
3		Sankyo Co., Ltd. (m)	122
4		Santen Pharmaceutical Co., Ltd. (m)	117
103		Sanyo Electric Co., Ltd. (a) (c)	162
19		Sapporo Hokuyo Holdings, Inc. (m)	88
15		Sapporo Holdings Ltd. (m)	73
1		SBI Holdings, Inc. (m)	125
11		Secom Co., Ltd. (m)	518
11		Sega Sammy Holdings, Inc. (m)	156
7		Seiko Epson Corp. (m)	93
24		Sekisui Chemical Co., Ltd. (m)	161
31		Sekisui House Ltd. (m)	278
35		Senshu Ikeda Holdings, Inc. (c)	51
41		Seven & I Holdings Co., Ltd. (m)	981
–	(h)	Seven Bank Ltd. (m)	66
54		Sharp Corp. (m)	592
9		Shikoku Electric Power Co., Inc. (m)	262
13		Shimadzu Corp. (m)	99
1		Shimamura Co., Ltd. (m)	109
3		Shimano, Inc. (m)	167
31		Shimizu Corp. (m)	115
22		Shin-Etsu Chemical Co., Ltd. (m)	1,084
4		Shinko Electric Industries Co., Ltd. (m)	51
61		Shinsei Bank Ltd. (a) (c)	56
16		Shionogi & Co., Ltd. (m)	321
19		Shiseido Co., Ltd. (m)	425
32		Shizuoka Bank Ltd. (The) (m)	268
78		Showa Denko KK (m)	155
11		Showa Shell Sekiyu KK (m)	84
3		SMC Corp. (m)	397
43		Softbank Corp. (m)	1,276
63		Sojitz Corp. (m)	100
53		Sony Corp. (m)	1,661
–	(h)	Sony Financial Holdings, Inc. (m)	178
4		Square Enix Holdings Co., Ltd. (m)	67
7		Stanley Electric Co., Ltd. (m)	119
6		Sumco Corp. (a) (m)	115
85		Sumitomo Chemical Co., Ltd. (c)	367
60		Sumitomo Corp. (m)	634
41		Sumitomo Electric Industries Ltd. (m)	473
26		Sumitomo Heavy Industries Ltd. (m)	150
178		Sumitomo Metal Industries Ltd. (m)	431
28		Sumitomo Metal Mining Co., Ltd. (m)	374
71		Sumitomo Mitsui Financial Group, Inc. (m)	2,179
19		Sumitomo Realty & Development Co., Ltd. (m)	347
9		Sumitomo Rubber Industries Ltd. (m)	93
75		Sumitomo Trust & Banking Co., Ltd. (The) (m)	417
12		Suruga Bank Ltd. (m)	106
3		Suzuken Co., Ltd. (m)	108
17		Suzuki Motor Corp. (m)	364
1		Sysmex Corp. (m)	80
14		T&D Holdings, Inc. (m)	313
41		Taiheiyo Cement Corp. (a) (m)	56
47		Taisei Corp. (m)	95
7		Taisho Pharmaceutical Co., Ltd. (m)	134
15		Taiyo Nippon Sanso Corp. (m)	131
12		Takashimaya Co., Ltd. (m)	94
40		Takeda Pharmaceutical Co., Ltd. (m)	1,830
–	(h)	Takefuji Corp. (c)	1
6		TDK Corp. (m)	382
53		Teijin Ltd. (m)	168
9		Terumo Corp. (m)	466
7		THK Co., Ltd. (m)	132
45		Tobu Railway Co., Ltd. (c)	259
6		Toho Co., Ltd. (m)	92
24		Toho Gas Co., Ltd. (m)	121
23		Tohoku Electric Power Co., Inc. (m)	500
38		Tokio Marine Holdings, Inc. (m)	1,044
19		Tokuyama Corp. (m)	95
65		Tokyo Electric Power Co., Inc. (The) (m)	1,769
9		Tokyo Electron Ltd. (m)	489
138		Tokyo Gas Co., Ltd. (m)	625
7		Tokyo Steel Manufacturing Co., Ltd. (m)	80
15		Tokyo Tatemono Co., Ltd. (m)	49
63		Tokyu Corp. (m)	271
27		Tokyu Land Corp. (m)	96
14		TonenGeneral Sekiyu KK (m)	126
28		Toppan Printing Co., Ltd. (m)	233
75		Toray Industries, Inc. (m)	403
213		Toshiba Corp. (a) (m)	1,113
29		Tosoh Corp. (c)	77
16		TOTO Ltd. (m)	112
8		Toyo Seikan Kaisha Ltd. (m)	133
5		Toyo Suisan Kaisha Ltd. (m)	108
4		Toyobo Co., Ltd. (m)	7
3		Toyoda Gosei Co., Ltd. (m)	73
4		Toyota Boshoku Corp. (c)	60
9		Toyota Industries Corp. (m)	245
146		Toyota Motor Corp. (m)	5,111
11		Toyota Tsusho Corp. (m)	162
5		Trend Micro, Inc. (m)	142
3		Tsumura & Co. (m)	93
54		Ube Industries Ltd. (m)	135
2		Unicharm Corp. (m)	254
5		Uniden Corp. (a) (m)	14
8		UNY Co., Ltd. (m)	59
6		Ushio, Inc. (m)	95
1		USS Co., Ltd. (m)	85
–	(h)	West Japan Railway Co. (m)	329
1		Yahoo! Japan Corp. (m)	288
5		Yakult Honsha Co., Ltd. (m)	153
4		Yamada Denki Co., Ltd. (m)	283
11		Yamaguchi Financial Group, Inc. (m)	103
8		Yamaha Corp. (m)	90
14		Yamaha Motor Co., Ltd. (a) (m)	186
21		Yamato Holdings Co., Ltd. (m)	261
2		Yamato Kogyo Co., Ltd. (m)	56
5		Yamazaki Baking Co., Ltd. (m)	59
13		Yaskawa Electric Corp. (m)	98
10		Yokogawa Electric Corp. (m)	58

			112,808
		Luxembourg – 0.7%
56		ArcelorMittal (m)	1,712
3		Millicom International Cellular S.A. (m)	241
20		SES S.A. FDR (m)	488
84		Tenaris S.A. (m)	1,681

			4,122
		Macau – 0.0% (g)
43		Sands China Ltd. (a) (m)	66
34		Wynn Macau Ltd. (a) (m)	58

			124
		Mexico – 0.7%
19		Alfa S.A.B. de C.V., Class A (c)	143
645		America Movil S.A.B. de C.V., Series L (c)	1,631
253		Cemex S.A.B. de C.V. (a) (c)	239
91		Fomento Economico Mexicano S.A.B. de C.V. (c)	445
4		Fresnillo plc (m)	72
18		Grupo Carso S.A.B. de C.V., Series A1 (c)	66
166		Grupo Mexico S.A.B. de C.V., Class B (m)	440
25		Grupo Modelo S.A.B. de C.V., Series C (m)	133
105		Grupo Televisa S.A. (c)	401
27		Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	170
77		Telefonos de Mexico S.A.B. de C.V., Class A (m)	56
80		Telefonos de Mexico S.A.B. de C.V., Class L (m)	58
210		Wal-Mart de Mexico S.A.B. de C.V., Series V (c)	494

			4,348
		Netherlands – 3.8%
113		Aegon N.V. (a) (m)	680
17		Akzo Nobel N.V. (m)	993
32		ASML Holding N.V. (m)	1,012
4		Corio N.V. (m)	248
5		Delta Lloyd N.V. (m)	101
27		European Aeronautic Defence and Space Co., N.V. (a) (m)	630
5		Fugro N.V. CVA (m)	255
8		Heineken Holding N.V. (m)	316
18		Heineken N.V. (m)	806
278		ING Groep N.V. CVA (a) (m)	2,664
87		Koninklijke Ahold N.V. (m)	1,114
5		Koninklijke Boskalis Westminster N.V. (m)	206
11		Koninklijke DSM N.V. (c)	536
118		Koninklijke KPN N.V. (c)	1,644
71		Koninklijke Philips Electronics N.V. (m)	2,194
5		Koninklijke Vopak N.V. (m)	214
24		QIAGEN N.V. (a) (m)	445
8		Randstad Holding N.V. (a) (m)	360
50		Reed Elsevier N.V. (m)	650
88		Royal Dutch Shell plc, Class A (m)	2,415
67		Royal Dutch Shell plc, Class B (m)	1,761
12		SBM Offshore N.V. (m)	188
27		TNT N.V. (m)	807
118		Unilever N.V. CVA	3,475
21		Wolters Kluwer N.V. (m)	434

			24,148
		New Zealand – 0.4%
243		Auckland International Airport Ltd. (m)	350
81		Contact Energy Ltd. (a) (m)	336
162		Fletcher Building Ltd. (m)	894
153		Sky City Entertainment Group Ltd. (m)	337
505		Telecom Corp. of New Zealand Ltd. (m)	728

			2,645
		Norway – 1.3%
20		Aker Solutions ASA (m)	260
120		DnB NOR ASA (m)	1,483
82		Norsk Hydro ASA (c)	439
1		Norske Skogindustrier ASA (a) (m)	1
95		Orkla ASA (m)	784
60		Renewable Energy Corp. ASA (a) (c)	165
136		Statoil ASA (m)	2,752
101		Telenor ASA (m)	1,561
23		Yara International ASA (m)	874

			8,319
		Philippines – 0.7%
42		Ayala Corp. (m)	295
1,733		Ayala Land, Inc. (m)	560
77		Banco de Oro Unibank, Inc. (m)	79
555		Bank of the Philippine Islands (m)	578
1,821		Energy Development Corp. (m)	177
7		Globe Telecom, Inc. (m)	133
66		Jollibee Foods Corp. (m)	112
196		Manila Electric Co. (m)	799
73		Metropolitan Bank & Trust (m)	96
14		Philippine Long Distance Telephone Co. (m)	726
11		SM Investments Corp. (m)	103
3,438		SM Prime Holdings, Inc. (m)	802

			4,460
		Portugal – 0.8%
566		Banco Comercial Portugues S.A. (m)	489
106		Banco Espirito Santo S.A. (m)	506
37		Brisa Auto-Estradas de Portugal S.A. (m)	241
40		Cimpor Cimentos de Portugal SGPS S.A. (m)	245
352		EDP - Energias de Portugal S.A. (m)	1,157
46		Galp Energia SGPS S.A., Class B (m)	750
44		Jeronimo Martins SGPS S.A. (m)	483
117		Portugal Telecom SGPS S.A. (m)	1,286

			5,157
		Singapore – 0.7%
41		Ascendas REIT (m)	63
68		CapitaLand Ltd. (m)	198
60		CapitaMall Trust (m)	84
35		CapitaMalls Asia Ltd. (m)	55
15		City Developments Ltd. (m)	134
49		ComfortDelgro Corp., Ltd. (m)	58
27		Cosco Corp. Singapore Ltd. (m)	33
46		DBS Group Holdings Ltd. (m)	488
27		Fraser and Neave Ltd. (m)	109
163		Genting Singapore plc (a) (m)	153
180		Golden Agri-Resources Ltd. (m)	77
3		Jardine Cycle & Carriage Ltd. (m)	82
35		Keppel Corp., Ltd. (m)	241
20		Keppel Land Ltd. (m)	60
7		K-Green Trust (a) (m)	6
25		Neptune Orient Lines Ltd. (a) (m)	37
33		Olam International Ltd. (m)	68
65		Oversea-Chinese Banking Corp., Ltd. (m)	435
27		SembCorp Industries Ltd. (m)	84
23		SembCorp Marine Ltd. (m)	68
15		Singapore Airlines Ltd. (m)	174
1		Singapore Airport Terminal Services Ltd. (m)	2
23		Singapore Exchange Ltd. (m)	130
40		Singapore Press Holdings Ltd. (m)	122
45		Singapore Technologies Engineering Ltd. (m)	107
213		Singapore Telecommunications Ltd. (m)	489
15		StarHub Ltd. (m)	26
33		United Overseas Bank Ltd. (m)	480
13		UOL Group Ltd. (m)	37
35		Wilmar International Ltd. (m)	162

			4,262
		South Africa – 0.8%
9		ABSA Group Ltd. (m)	162
1		Anglo Platinum Ltd. (a) (c)	99
6		AngloGold Ashanti Ltd. (c)	259
9		Bidvest Group Ltd. (m)	160
98		FirstRand Ltd. (m)	271
17		Gold Fields Ltd. (m)	226
17		Impala Platinum Holdings Ltd. (m)	456
51		MTN Group Ltd. (m)	813
11		Naspers Ltd., Class N (m)	471
34		Pretoria Portland Cement Co., Ltd. (m)	150
64		Sanlam Ltd. (m)	221
18		Sasol Ltd. (m)	700
13		Shoprite Holdings Ltd. (m)	157
22		Standard Bank Group Ltd. (m)	343
41		Steinhoff International Holdings Ltd. (m)	106
6		Tiger Brands Ltd. (m)	141

			4,735
		South Korea – 0.7%
2		Daelim Industrial Co., Ltd. (m)	118
7		Daewoo Shipbuilding & Marine Engineering Co., Ltd. (m)	114
1		Hite Brewery Co., Ltd. (m)	64
7		Hynix Semiconductor, Inc. (a) (m)	132
4		Hyundai Mobis (m)	698
1		Hyundai Motor Co. (m)	153
4		KB Financial Group, Inc. (m)	169
2		LG Chem Ltd. (m)	618
4		LG Electronics, Inc. (m)	363
1		POSCO (m)	617
1		Samsung Electronics Co., Ltd. (m)	786
2		Samsung Fire & Marine Insurance Co., Ltd. (m)	353
3		Shinhan Financial Group Co., Ltd. (m)	134
–	(h)	Shinsegae Co., Ltd. (m)	184
1		SK Energy Co., Ltd. (m)	81
1		SK Telecom Co., Ltd. (m)	111

			4,695
		Spain – 6.1%
31		Abertis Infraestructuras S.A. (m)	518
3		Acciona S.A. (c)	229
10		Acerinox S.A. (m)	172
15		ACS Actividades de Construccion y Servicios S.A. (m)	632
365		Banco Bilbao Vizcaya Argentaria S.A. (c)	4,897
98		Banco de Sabadell S.A. (c)	559
22		Banco de Valencia S.A. (c)	133
90		Banco Popular Espanol S.A. (m)	595
844		Banco Santander S.A. (c)	10,968
29		Bankinter S.A. (c)	217
87		Criteria Caixacorp S.A. (m)	426
44		EDP Renovaveis S.A. (a) (c)	262
18		Enagas (m)	338
45		Ferrovial S.A. (m)	394
4		Fomento de Construcciones y Contratas S.A. (c)	103
20		Gamesa Corp. Tecnologica S.A. (a) (m)	173
24		Gas Natural SDG S.A. (m)	395
9		Gestevision Telecinco S.A. (m)	99
14		Grifols S.A. (c)	161
86		Iberdrola Renovables S.A. (m)	301
404		Iberdrola S.A. (m)	2,842
63		Iberia Lineas Aereas de Espana S.A. (a) (m)	215
22		Inditex S.A. (m)	1,480
9		Indra Sistemas S.A. (c)	150
76		Mapfre S.A. (m)	251
11		Red Electrica Corp. S.A. (m)	485
74		Repsol YPF S.A. (m)	1,755
421		Telefonica S.A. (m)	9,538
14		Zardoya Otis S.A. (m)	212

			38,500
		Sweden – 1.5%
12		Alfa Laval AB (m)	180
11		Assa Abloy AB, Class B (m)	239
23		Atlas Copco AB, Class A (m)	379
14		Atlas Copco AB, Class B (m)	201
9		Boliden AB (m)	103
8		Electrolux AB, Series B (m)	186
7		Getinge AB, Class B (m)	154
35		Hennes & Mauritz AB, Class B (m)	1,115
2		Holmen AB, Class B (c)	45
12		Husqvarna AB, Class B (m)	83
16		Investor AB, Class B (m)	299
7		Kinnevik Investment AB, Class B (m)	137
–	(h)	Loomis AB, Class B (m)	3
2		Modern Times Group AB, Class B (m)	109
1		Niscayah Group AB (m)	1
112		Nordea Bank AB (m)	1,116
3		Ratos AB, Class B (m)	80
35		Sandvik AB (m)	449
11		Scania AB, Class B (m)	204
9		Securitas AB, Class B (m)	91
49		Skandinaviska Enskilda Banken AB, Class A (m)	334
14		Skanska AB, Class B (m)	232
13		SKF AB, Class B (c)	257
5		SSAB AB, Class A (c)	75
4		SSAB AB, Class B (c)	49
20		Svenska Cellulosa AB, Class B (m)	283
17		Svenska Handelsbanken AB, Class A (m)	487
24		Swedbank AB, Class A (a) (m)	277
8		Swedish Match AB (m)	195
11		Tele2 AB, Class B (m)	188
104		Telefonaktiebolaget LM Ericsson, Class B (m)	1,152
77		TeliaSonera AB (m)	559
38		Volvo AB, Class B (a) (m)	468

			9,730
		Switzerland – 2.0%
35		ABB Ltd. (a) (m)	701
2		Actelion Ltd. (a) (m)	71
2		Adecco S.A. (m)	105
1		Aryzta AG (m)	45
–	(h)	Aryzta AG (m)	8
1		Baloise Holdings AG (m)	66
8		Cie Financiere Richemont S.A., Class A (m)	324
18		Credit Suisse Group AG (m)	805
4		GAM Holding Ltd. (a) (m)	40
1		Geberit AG (m)	104
–	(h)	Givaudan S.A. (m)	121
4		Holcim Ltd. (m)	258
3		Julius Baer Group Ltd. (m)	116
1		Kuehne & Nagel International AG (m)	99
–	(h)	Lindt & Spruengli AG (m)	73
3		Logitech International S.A. (a) (c)	48
1		Lonza Group AG (m)	57
54		Nestle S.A. (m)	2,691
2		Nobel Biocare Holding AG (m)	34
33		Novartis AG (m)	1,614
11		Roche Holding AG (m)	1,437
1		Schindler Holding AG (m)	100
–	(h)	SGS S.A. (m)	128
–	(h)	Sika AG (m)	68
1		Sonova Holding AG (m)	90
42		STMicroelectronics N.V. (m)	346
–	(h)	Sulzer AG (c)	2
–	(h)	Swatch Group AG (The) (m)	149
1		Swatch Group AG (The) (m)	44
–	(h)	Swiss Life Holding AG (a) (m)	52
6		Swiss Reinsurance Co., Ltd. (m)	256
–	(h)	Swisscom AG (m)	144
2		Syngenta AG (m)	336
57		UBS AG (a) (m)	972
51		Xstrata plc (m)	809
2		Zurich Financial Services AG (m)	545

			12,858
		Taiwan – 0.7%
34		Asustek Computer, Inc. (m)	256
160		Cathay Financial Holding Co., Ltd. (m)	250
61		Chimei Innolux Corp. (m)	66
394		China Steel Corp. (m)	373
180		Far Eastern New Century Corp. (m)	208
183		Hon Hai Precision Industry Co., Ltd. (a) (m)	739
29		MediaTek, Inc. (m)	393
43		Nan Ya Plastics Corp. (m)	76
105		Pegatron Corp. (a) (m)	121
173		Quanta Computer, Inc. (m)	313
633		Taishin Financial Holding Co., Ltd. (a) (m)	282
133		Taiwan Mobile Co., Ltd. (m)	264
491		Taiwan Semiconductor Manufacturing Co., Ltd. (m)	948
234		United Microelectronics Corp. (m)	104

			4,393
		Thailand – 0.7%
153		Advanced Info Service PCL (m)	443
136		Bangkok Bank PCL (m)	586
15		Banpu PCL (m)	281
50		Electricity Generating PCL (m)	132
183		Kasikornbank PCL (m)	590
460		Krung Thai Bank PCL (m)	194
75		PTT Aromatics & Refining PCL (m)	54
18		PTT Chemical PCL (m)	57
113		PTT Exploration & Production PCL (m)	522
82		PTT PCL (m)	649
78		Siam Cement PCL (m)	680
177		Siam Commercial Bank PCL (m)	489
25		Thai Oil PCL (m)	32

			4,709
		Turkey – 0.8%
150		Akbank TAS (m)	829
64		Aksigorta A/S (m)	81
32		Anadolu Efes Biracilik Ve Malt Sanayii A/S (m)	408
106		Eregli Demir ve Celik Fabrikalari TAS (a) (m)	295
31		Haci Omer Sabanci Holding A/S (m)	142
19		Tupras Turkiye Petrol Rafine (m)	422
77		Turkcell Iletisim Hizmet A/S (m)	447
244		Turkiye Garanti Bankasi A/S (m)	1,263
172		Turkiye Is Bankasi, Class C (m)	646
89		Yapi ve Kredi Bankasi A/S (a) (m)	271

			4,804
		United Kingdom – 7.2%
24		3i Group plc (m)	107
5		Admiral Group plc (m)	112
6		Aggreko plc (m)	155
8		AMEC plc (m)	112
33		Anglo American plc (a) (m)	1,287
10		Antofagasta plc (m)	151
32		ARM Holdings plc (m)	166
9		Associated British Foods plc (m)	142
36		AstraZeneca plc (m)	1,801
5		Autonomy Corp. plc (a) (m)	138
68		Aviva plc (m)	383
87		BAE Systems plc (m)	428
17		Balfour Beatty plc (m)	66
283		Barclays plc (m)	1,465
83		BG Group plc (m)	1,339
55		BHP Billiton plc (m)	1,671
464		BP plc (m)	2,968
14		British Airways plc (a) (m)	48
49		British American Tobacco plc (m)	1,699
21		British Land Co. plc (m)	156
28		British Sky Broadcasting Group plc (m)	314
192		BT Group plc (m)	428
8		Bunzl plc (m)	88
11		Burberry Group plc (m)	142
64		Cable & Wireless Worldwide plc (m)	67
35		Cairn Energy plc (a) (m)	253
15		Capita Group plc (The) (m)	174
12		Capital Shopping Centres Group plc (m)	62
4		Carnival plc (m)	150
127		Centrica plc (m)	606
28		Cobham plc (m)	106
46		Compass Group plc (m)	384
62		Diageo plc (m)	1,075
–	(h)	Drax Group plc (m)	–	(h)
8		EnQuest plc (a) (m)	14
6		Eurasian Natural Resources Corp. plc (m)	90
12		Firstgroup plc (m)	69
35		G4S plc (m)	142
128		GlaxoSmithKline plc (m)	2,242
17		Hammerson plc (m)	106
22		Home Retail Group plc (m)	81
431		HSBC Holdings plc (m)	4,381
14		ICAP plc (m)	86
–	(h)	IMI plc (m)	–	(h)
25		Imperial Tobacco Group plc (m)	713
11		Inmarsat plc (m)	125
6		Intercontinental Hotels Group plc (m)	111
38		International Power plc (m)	212
20		Invensys plc (m)	84
10		Investec plc (m)	81
91		ITV plc (a) (m)	74
30		J Sainsbury plc (m)	161
5		Johnson Matthey plc (m)	141
5		Kazakhmys plc (m)	101
58		Kingfisher plc (m)	197
19		Land Securities Group plc (m)	180
145		Legal & General Group plc (m)	204
993		Lloyds Banking Group plc (a) (m)	1,071
4		London Stock Exchange Group plc (m)	38
4		Lonmin plc (a) (m)	94
42		Man Group plc (m)	144
39		Marks & Spencer Group plc (m)	211
–	(h)	Meggitt plc (m)	–	(h)
84		National Grid plc (m)	671
5		Next plc (m)	157
134		Old Mutual plc (m)	254
20		Pearson plc (m)	312
6		Petrofac Ltd. (m)	126
63		Prudential plc (m)	545
2		Randgold Resources Ltd. (m)	200
15		Reckitt Benckiser Group plc (m)	742
30		Reed Elsevier plc (m)	260
2		Resolution Ltd. (m)	7
22		Rexam plc (m)	105
36		Rio Tinto plc (m)	1,854
46		Rolls-Royce Group plc (a) (m)	417
418		Royal Bank of Scotland Group plc (a) (m)	327
85		RSA Insurance Group plc (m)	170
23		SABMiller plc (m)	712
32		Sage Group plc (The) (m)	122
3		Schroders plc (m)	56
23		Scottish & Southern Energy plc (c)	398
18		Segro plc (m)	80
12		Serco Group plc (m)	105
6		Severn Trent plc (m)	121
22		Smith & Nephew plc (m)	191
10		Smiths Group plc (m)	169
50		Standard Chartered plc (m)	1,447
55		Standard Life plc (m)	176
197		Tesco plc (m)	1,211
21		Thomas Cook Group plc (m)	61
22		Tomkins plc (m)	111
14		TUI Travel plc (m)	46
22		Tullow Oil plc (m)	423
32		Unilever plc (m)	902
17		United Utilities Group plc (m)	156
3		Vedanta Resources plc (m)	115
1,301		Vodafone Group plc (m)	3,034
4		Whitbread plc (m)	96
–	(h)	William Hill plc (m)	1
52		Wm Morrison Supermarkets plc (m)	218
7		Wolseley plc (a) (m)	158
31		WPP plc (m)	330

			45,982
		United States – 0.0% (g)
1		Synthes, Inc. (m)	113

		Total Common Stocks (Cost $373,987)	586,394

Investment Companies – 3.6%
		United States – 3.6%
357		iShares MSCI EAFE Index Fund (m)	18,551
45		iShares MSCI Germany Index Fund (m)	938
75		iShares MSCI Pacific ex-Japan Index Fund (c) (m)	2,994

		Total Investment Companies (Cost $21,087)	22,483

Preferred Stocks – 1.3%
		Brazil – 0.6%
30		Banco Bradesco S.A. (m)	553
2		Cia de Bebidas das Americas (m)	175
6		Cia Energetica de Minas Gerais (m)	84
80		Itau Unibanco Holding S.A. (m)	1,789
40		Petroleo Brasileiro S.A. (m)	639
31		Vale S.A., Class A (m)	749

			3,989
		Germany – 0.7%
5		Bayerische Motoren Werke AG (m)	201
8		Fresenius SE (m)	598
19		Henkel AG & Co. KGaA (m)	923
9		Porsche Automobil Holding SE (m)	464
4		RWE AG (m)	264
18		Volkswagen AG (m)	1,884

			4,334
		Total Preferred Stocks (Cost $3,493)	8,323

NUMBER OF WARRANTS
Warrants – 0.0% (g)
		France – 0.0% (g)
2		Fonciere Des Regions, expiring 12/31/10 (a) (m)	1

		Hong Kong – 0.0% (g)
6		Henderson Land Development Co., Ltd., expiring 06/01/11 (a) (m)	1

		Italy – 0.0% (g)
130		Unione di Banche Italiane ScPA, expiring 06/30/11 (a) (m)	2

		Total Warrants (Cost $–)	4

SHARES
Short-Term Investment– 2.0%
		Investment Company– 2.0%
12,701		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l)
		(Cost $12,701)	12,701
Investments of Cash Collateral for Securities on Loan– 4.0%
		Investment Company– 4.0%
25,571		JPMorgan Prime Money Market Fund, Capital Shares, 0.200% (b) (l) (Cost $25,571)	25,571

		Total Investments – 103.3% (Cost $436,839)	655,476
		Liabilities in Excess of Other Assets – (3.3)%	(20,648)
		NET ASSETS – 100.0%	$634,828

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2010
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
(excluding Investments of Cash Collateral for Securities on Loan):
INDUSTRY	PERCENTAGE

Commercial Banks	15.5%
Oil, Gas & Consumable Fuels	6.8
Diversified Telecommunication Services	5.0
Pharmaceuticals	4.7
Electric Utilities	4.5
Insurance	4.3
Metals & Mining	4.0
Automobiles	3.8
Chemicals	3.7
Investment Company	3.6
Industrial Conglomerates	2.3
Beverages	2.2
Food Products	2.1
Food & Staples Retailing	1.9
Wireless Telecommunication Services	1.9
Machinery	1.8
Capital Markets	1.6
Multi-Utilities	1.4
Media	1.4
Diversified Financial Services	1.3
Electrical Equipment	1.2
Real Estate Management & Development	1.2
Construction Materials	1.2
Electronic Equipment, Instruments & Components	1.1
Software	1.0
Semiconductors & Semiconductor Equipment	1.0
Short-Term Investment	2.0
Others (each less than 1.0%)	17.5

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 07/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
42	TOPIX Index	09/09/10	4,118	(141)
297	Dow Jones Euro STOXX 50 Index	09/17/10	10,624	431
38	FTSE 100 Index	09/17/10	3,127	60
				350

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
EAFE	—	Europe, Australasia, and Far East
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt
REIT	—	Real Estate Investment Trust
RNC	—	Risparmio Non-Convertible Savings Shares

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of July 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

The value and percentage based on total investments (excluding Investments of cash Collateral for Securities on Loan) of the investments that apply the fair valuation policy for the international investments are approximately $578,000,000 and 91.8%, respectively.

As of July 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$239,703
Aggregate gross unrealized depreciation	(21,066)
Net unrealized appreciation/depreciation	$218,637
Federal income tax cost of investments	$436,839

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$–	$23,627	$–	$23,627
Austria	–	9,015	–	9,015
Belgium	–	10,990	–	10,990
Bermuda	–	791	–	791
Brazil	1,208	–	–	1,208
Chile	3,424	1,575	–	4,999
China	–	3,607	–	3,607
Cyprus	–	778	–	778
Denmark	–	7,477	–	7,477
Finland	–	5,391	–	5,391
France	–	60,909	–	60,909
Germany	–	74,635	–	74,635
Greece	–	7,351	–	7,351
Hong Kong	–	5,867	–	5,867
Hungary	–	4,776	–	4,776
India	–	4,512	–	4,512
Ireland	–	5,296	–	5,296
Israel	76	3,928	–	4,004
Italy	–	50,249	–	50,249
Japan	–	112,808	–	112,808
Luxembourg	–	4,122	–	4,122
Macau	–	124	–	124
Mexico	4,276	72	–	4,348
Netherlands	–	24,148	–	24,148
New Zealand	–	2,645	–	2,645
Norway	–	8,319	–	8,319
Philippines	–	4,460	–	4,460
Portugal	–	5,157	–	5,157
Singapore	–	4,262	–	4,262
South Africa	–	4,735	–	4,735
South Korea	–	4,695	–	4,695
Spain	–	38,500	–	38,500
Sweden	–	9,730	–	9,730
Switzerland	–	12,858	–	12,858
Taiwan	–	4,393	–	4,393
Thailand	–	4,709	–	4,709
Turkey	–	4,804	–	4,804
United Kingdom	–	45,982	–	45,982
United States	–	113	–	113
Total Common Stocks	8,984	577,410	–	586,394
Preferred Stocks
Brazil	3,989	–	–	3,989
Germany	–	4,334	–	4,334
Total Preferred Stocks	3,989	4,334	–	8,323
Investment Companies	22,483	–	–	22,483
Warrants
France	–	1	–	1
Hong Kong	–	1	–	1
Italy	–	2	–	2
Total Warrants	–	4	–	4
Short-Term Investments
Investment Companies	12,701	–	–	12,701
Investments of Cash Collateral for Securities on Loan
Investment Companies	25,571	–	–	25,571
Total Investments in Securities	$73,728	$581,748	$–	$655,476

Appreciation in Other Financial Instruments
Futures Contracts	$491	$–	$–	$491

Depreciation in Other Financial Instruments
Futures Contracts	$(141)	$–	$–	$(141)

There were no significant transfers between Levels 1 and 2 during the period ended July 31, 2010.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/____________________________________

Patricia A. Maleski

President and Principal Executive Officer

September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

Patricia A. Maleski

President and Principal Executive Officer

September 28, 2010

By:	/s/____________________________________

Joy C. Dowd

Treasurer and Principal Financial Officer

September 28, 2010